Income tax expense - Summary of reconciliation of tax expense (benefit) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Applicable tax rate	22.00%	22.00%	22.00%	23.00%